INCOME TAX	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 16 - INCOME TAX

The Group is subject to profits tax rate at 25% for income generated for its operation in China and net operating losses can be carried forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred.

The net taxable losses before income taxes and its provision for income taxes comprised of the following:

	For six months ended
	March 31	March 31
	2026	2025
	$	$
Current income tax expenses	748	-
Deferred income tax expenses	-	-
Total income tax expense	748	-
	As of
	March 31	September 30
	2026	2025
	$	$
Deferred tax assets:
Allowance of credit loss	885	-
Net operating loss carry-forward	-	-
Less: valuation allowance	(885)	-
Total	-	-

Reconciliation between tax expense/(benefit) and profit before income tax at applicable tax rates:

	For six months ended
	March 31	March 31
	2026	2025
Income before taxes excluded loss entities	(549)	-
PRC statutory tax rate	25%	25%
Expected income tax (benefit)	(137)	-
Tax effect of non-deductible expenses/ other permanent differences	885	-
Income tax expense	748	-